Share-Based Payment Transactions (Details) - Schedule of expense recognized for services received from employees and other service providers - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of expense recognized for services received from employees and other service providers [Abstract]
Research and development expenses	$ 69	$ 165	$ 109
General and administrative expenses	22	388	495
Expenses due to share-based compensation	$ 91	$ 553	$ 604